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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

     Evergreen Select Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200
________________________

Date of fiscal year end: Registrant is making an annual filing for two of its series, Evergreen Core Bond Fund & Evergreen Select High Yield Bond Fund, for the year ended April 30, 2007. These two series have an April 30, fiscal year end.

Date of reporting period: April 30, 2007

Item 1 - Reports to Stockholders.

Evergreen Core Bond Fund

Evergreen

CORE BOND FUND

Annual Report
as of April 30, 2007

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
25	STATEMENT OF ASSETS AND LIABILITIES
26	STATEMENT OF OPERATIONS
27	STATEMENTS OF CHANGES IN NET ASSETS
29	NOTES TO FINANCIAL STATEMENTS
39	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
40	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
June 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Core Bond Fund covering the twelve-month period ended April 30, 2007.

The domestic fixed-income markets generated healthy results during the twelve-month period in an environment supported by persistent growth and the prospect of stable interest rates. While the economic expansion decelerated as the period progressed, continued gains in business profits helped support the performance of corporate debt securities, including lower-quality, higher-yielding bonds, which generally outperformed high-grade and investment-grade debt. The fiscal year began on a harsh note in the spring of 2006 amid rising inflationary concerns, accompanied by anxieties about the potential economic impacts of repeated interest rate hikes by the Federal Reserve Board (the “Fed”). However, the markets were calmed in both the summer and autumn by the combination of receding commodity prices and the Fed’s policy to leave short-term interest rates unchanged. Over the full twelve-month period, the yield curve flattened — the difference between short-term yields and long-term yields narrowed. In this environment, longer-maturity bonds, especially those with maturities of 20 to 30 years, tended to outperform the overall bond market.

LETTER TO SHAREHOLDERS continued

Solid returns in both the nation’s equity and fixed-income markets came against a backdrop of persistent economic growth during most of the period. Gross Domestic Product grew by a rate of 3.3% over 2006 then decelerated to an annualized rate of 1.3% in the first quarter of 2007. The slump in the housing industry was a major factor that contributed to the slowdown, which came in the face of strong employment, rising wages and gains in both personal consumption and business investment.

In this environment, the teams managing the higher-quality portfolios, including Evergreen Core Bond Fund, Evergreen U.S. Government Fund and Evergreen Institutional Mortgage Portfolio, assessed factors such as employment and inflationary trends, Fed policy, and interest-rate expectations in making their decisions. At the same time, the managers supervising Evergreen High Yield Bond Fund and Evergreen Select High Yield Bond Fund tended to position their more credit-sensitive portfolios relatively cautiously as the relative yield advantages of lower-quality corporate bonds appeared to tighten. The managers of Evergreen Diversified Bond Fund also sought opportunities in the high-yield market, while maintaining a healthy exposure to investment-grade securities. The managers of Evergreen Diversified Income Builder Fund, meanwhile, looked at broad interest-rate trends, opportunities in the credit markets, and the effects of currency fluctuations in making decisions on sector and industry allocations and individual security selections.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE as of April 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Robert A. Calhoun, CFA
• Parham M. Behrooz, CFA
• Mehmet Camurdan, CFA
• Eric R. Harper, CFA
• Todd C. Kuimjian, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/13/1990

	Class A	Class B	Class C	Class I	Class IS	Class R
Class inception date	5/11/2001	5/11/2001	5/11/2001	12/13/1990	10/2/1997	10/10/2003

Nasdaq symbol	ESBAX	ESBBX	ESBCX	ESBIX	ESBSX	ESBRX

Average annual
return*

1-year with sales
charge	1.94%	1.25%	5.25%	N/A	N/A	N/A

1-year w/o sales
charge	7.02%	6.25%	6.25%	7.31%	7.04%	6.78%

5-year	3.75%	3.68%	4.03%	5.07%	4.81%	4.69%

10-year	5.67%	5.74%	5.74%	6.37%	6.12%	6.17%

Maximum sales	4.75%	5.00%	1.00%	N/A	N/A	N/A
charge	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Historical performance shown for Classes A, B, C and R prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class IS is based on (1) the performance of Class IS of the fund’s predecessor fund, Tattersall Bond Fund, from 10/2/1997 to 6/7/1999 and (2) Class I of Tattersall Bond Fund from 12/13/1990 to 10/1/1997. Historical performance shown for Class I, prior to 6/7/1999, is based on the performance of Class I of the fund’s predecessor fund, Tattersall Bond Fund. The historical returns for Classes A, B, C, IS and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C, IS and R would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Core Bond Fund Class A shares versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 7.02% for the twelve-month period ended April 30, 2007, excluding any applicable sales charges. During the same period, the LBABI returned 7.36%.

The fund seeks to maximize total return through a combination of current income and capital growth.

The twelve-month period was marked by generally declining interest rates in the fixed-income markets. The yield on the two-year Treasury, for example, fell by 28 basis points while yields on the 10-year and 30-year Treasuries declined by 43 and 35 basis points, respectively. The Federal Reserve Board (the “Fed”) raised the fed funds rate to 5.25% in June 2006 but then left the influential short-term interest rate unchanged for the remainder of the fiscal year. Over the course of the period, market interest rate changes moved up or down as investors’ concerns changed. Rates rose when worries about inflationary pressures dominated market sentiment and rates fell when investors became more concerned about slowing economic growth and the possibility that the Fed might cut short-term rates. While the expansion of the economy appeared to decelerate as the fiscal year progressed, corporate profits continued to climb and the corporate bond sector turned in the best performance in the fixed-income market. Lower quality tiers of the investment-grade universe (securities rated A and BBB) outperformed other investment-grade sectors (those rated AA and above). The most notable indication of a slowdown in the economy was seen in the housing industry, which saw its largest declines at the end of 2006. This led to increased concerns about the sub-prime mortgage market, which saw rising delinquency and default rates, resulting in underperformance of lower-quality mortgage-backed securities.

In this environment, we kept the fund’s duration —the sensitivity of price to changes in interest rates—in line with that of the fund’s benchmark. We underweighted corporate bonds for most of the period because we believed that the spreads, or yield advantages, of corporate securities were weak. In addition, we were concerned about the increased risks posed by heavy merger-and-acquisition activity, which tended to favor shareholders’ interests over those of bondholders. This underweight position in corporate securities detracted from results during the period. Within the corporate universe, the utilities sector produced the best results and our modest underweight in this area held back performance during the period.

Our overweighting of A-rated bonds, relative to those rated AA and AAA, helped support fund results. In addition, our investments in securitized fixed-income securities, including commercial mortgage-backed securities and hybrid adjustable-rate mortgages, contributed positively to the fund’s return. Our focus on higher quality and more seasoned mortgage-backed securities also tended to help results when problems arose late in the fiscal year in the sub-prime lending market. Finally, our holdings of Fannie Mae delegated underwriting and servicing (“DUS”) securities also added to performance. These DUS securities are backed by loans on multifamily housing complexes, typically apartment buildings. Since they generally do not have prepayments, these AAA-rated securities were a good substitute for government agency and high-quality corporate debt. Our relatively neutral duration relative to the LBABI did not have an impact on relative performance.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of April 30, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007. The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2006	4/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,025.07	$ 3.51
Class B	$ 1,000.00	$ 1,021.34	$ 7.27
Class C	$ 1,000.00	$ 1,021.34	$ 7.27
Class I	$ 1,000.00	$ 1,026.39	$ 2.26
Class IS	$ 1,000.00	$ 1,025.12	$ 3.51
Class R	$ 1,000.00	$ 1,023.86	$ 4.77
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.32	$ 3.51
Class B	$ 1,000.00	$ 1,017.60	$ 7.25
Class C	$ 1,000.00	$ 1,017.60	$ 7.25
Class I	$ 1,000.00	$ 1,022.56	$ 2.26
Class IS	$ 1,000.00	$ 1,021.32	$ 3.51
Class R	$ 1,000.00	$ 1,020.08	$ 4.76

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.70% for Class A, 1.45% for Class B, 1.45% for Class C, 0.45% for Class I, 0.70% for Class IS and 0.95% for Class R), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.24	$ 10.66	$ 10.65	$ 10.99	$ 10.53

Income from investment operations
Net investment income (loss)	0.47	0.43	0.39	0.35	0.48
Net realized and unrealized gains or losses on investments	0.23	(0.38)	0.12	(0.17)	0.57

Total from investment operations	0.70	0.05	0.51	0.18	1.05

Distributions to shareholders from
Net investment income	(0.47)	(0.44)	(0.42)	(0.43)	(0.48)
Net realized gains	0	(0.03)	(0.08)	(0.09)	(0.11)

Total distributions to shareholders	(0.47)	(0.47)	(0.50)	(0.52)	(0.59)

Net asset value, end of period	$ 10.47	$ 10.24	$ 10.66	$ 10.65	$ 10.99

Total return[1]	7.02%	0.40%	4.85%	1.68%	10.20%

Ratios and supplemental data
Net assets, end of period (thousands)	$437,106	$436,321	$452,253	$455,930	$454,679
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.71%	0.74%	0.75%	0.74%	0.70%
Expenses excluding waivers/reimbursements and expense reductions	0.84%	0.85%	0.83%	0.81%	0.77%
Net investment income (loss)	4.57%	4.08%	3.62%	3.30%	4.47%
Portfolio turnover rate	156%	184%	183%	204%	206%

1Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS B	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.24	$ 10.66	$ 10.65	$ 10.99	$ 10.53

Income from investment operations
Net investment income (loss)	0.40	0.35[1]	0.31	0.28	0.40
Net realized and unrealized gains or losses on investments	0.23	(0.38)	0.13	(0.17)	0.57

Total from investment operations	0.63	(0.03)	0.44	0.11	0.97

Distributions to shareholders from
Net investment income	(0.40)	(0.36)	(0.35)	(0.36)	(0.40)
Net realized gains	0	(0.03)	(0.08)	(0.09)	(0.11)

Total distributions to shareholders	(0.40)	(0.39)	(0.43)	(0.45)	(0.51)

Net asset value, end of period	$ 10.47	$ 10.24	$ 10.66	$ 10.65	$ 10.99

Total return[2]	6.25%	(0.30%)	4.13%	0.97%	9.39%

Ratios and supplemental data
Net assets, end of period (thousands)	$151,785	$180,123	$226,798	$274,746	$310,416
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.45%	1.45%	1.45%	1.44%	1.44%
Expenses excluding waivers/reimbursements and expense reductions	1.54%	1.55%	1.53%	1.51%	1.51%
Net investment income (loss)	3.83%	3.36%	2.92%	2.60%	3.70%
Portfolio turnover rate	156%	184%	183%	204%	206%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS C	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.24	$ 10.66	$ 10.65	$ 10.99	$ 10.53

Income from investment operations
Net investment income (loss)	0.40	0.35	0.31	0.28	0.40
Net realized and unrealized gains or losses on investments	0.23	(0.38)	0.13	(0.17)	0.57

Total from investment operations	0.63	(0.03)	0.44	0.11	0.97

Distributions to shareholders from
Net investment income	(0.40)	(0.36)	(0.35)	(0.36)	(0.40)
Net realized gains	0	(0.03)	(0.08)	(0.09)	(0.11)

Total distributions to shareholders	(0.40)	(0.39)	(0.43)	(0.45)	(0.51)

Net asset value, end of period	$ 10.47	$ 10.24	$ 10.66	$ 10.65	$ 10.99

Total return[1]	6.25%	(0.30%)	4.13%	0.97%	9.39%

Ratios and supplemental data
Net assets, end of period (thousands)	$138,271	$127,905	$130,261	$142,096	$151,286
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.45%	1.45%	1.45%	1.44%	1.44%
Expenses excluding waivers/reimbursements and expense reductions	1.54%	1.55%	1.53%	1.51%	1.51%
Net investment income (loss)	3.83%	3.38%	2.93%	2.60%	3.70%
Portfolio turnover rate	156%	184%	183%	204%	206%

1Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.24	$ 10.66	$ 10.65	$ 10.99	$ 10.53

Income from investment operations
Net investment income (loss)	0.51	0.46	0.42	0.40	0.51
Net realized and unrealized gains or losses on investments	0.22	(0.38)	0.12	(0.18)	0.57

Total from investment operations	0.73	0.08	0.54	0.22	1.08

Distributions to shareholders from
Net investment income	(0.50)	(0.47)	(0.45)	(0.47)	(0.51)
Net realized gains	0	(0.03)	(0.08)	(0.09)	(0.11)

Total distributions to shareholders	(0.50)	(0.50)	(0.53)	(0.56)	(0.62)

Net asset value, end of period	$ 10.47	$ 10.24	$ 10.66	$ 10.65	$ 10.99

Total return	7.31%	0.70%	5.17%	1.98%	10.48%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,336,264	$3,568,884	$3,608,802	$3,693,542	$3,544,010
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.45%	0.45%	0.45%	0.44%	0.44%
Expenses excluding waivers/reimbursements and expense reductions	0.54%	0.55%	0.53%	0.51%	0.51%
Net investment income (loss)	4.83%	4.37%	3.92%	3.60%	4.72%
Portfolio turnover rate	156%	184%	183%	204%	206%

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS IS	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.24	$ 10.66	$ 10.65	$ 10.99	$ 10.53

Income from investment operations
Net investment income (loss)	0.48	0.43	0.40	0.37[1]	0.48
Net realized and unrealized gains or losses on investments	0.23	(0.38)	0.12	(0.18)	0.57

Total from investment operations	0.71	0.05	0.52	0.19	1.05

Distributions to shareholders from
Net investment income	(0.48)	(0.44)	(0.43)	(0.44)	(0.48)
Net realized gains	0	(0.03)	(0.08)	(0.09)	(0.11)

Total distributions to shareholders	(0.48)	(0.47)	(0.51)	(0.53)	(0.59)

Net asset value, end of period	$ 10.47	$ 10.24	$ 10.66	$ 10.65	$ 10.99

Total return	7.04%	0.45%	4.91%	1.73%	10.20%

Ratios and supplemental data
Net assets, end of period (thousands)	$43,403	$44,797	$54,682	$52,290	$53,991
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses excluding waivers/reimbursements and expense reductions	0.79%	0.80%	0.78%	0.77%	0.76%
Net investment income (loss)	4.59%	4.12%	3.68%	3.36%	4.48%
Portfolio turnover rate	156%	184%	183%	204%	206%

1Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS R	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 10.24	$ 10.66	$10.65	$10.83

Income from investment operations
Net investment income (loss)	0.45	0.41	0.40	0.20
Net realized and unrealized gains or losses on investments	0.23	(0.39)	0.09	(0.07)

Total from investment operations	0.68	0.02	0.49	0.13

Distributions to shareholders from
Net investment income	(0.45)	(0.41)	(0.40)	(0.22)
Net realized gains	0	(0.03)	(0.08)	(0.09)

Total distributions to shareholders	(0.45)	(0.44)	(0.48)	(0.31)

Net asset value, end of period	$ 10.47	$ 10.24	$10.66	$10.65

Total return	6.78%	0.20%	4.65%	1.21%

Ratios and supplemental data
Net assets, end of period (thousands)	$33,411	$17,879	$5,628	$ 192
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.95%	0.95%	0.95%	0.96%[2]
Expenses excluding waivers/reimbursements and expense reductions	1.04%	1.05%	1.04%	1.04%[2]
Net investment income (loss)	4.35%	3.98%	3.60%	2.47%[2]
Portfolio turnover rate	156%	184%	183%	204%

1 For the period from October 10, 2003 (commencement of class operations), to April 30, 2004.

2 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2007

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.8%
FIXED-RATE 7.7%
FHLMC:
6.90%, 12/01/2010	$ 39,185,000	$41,619,564
7.21%, 06/15/2017	10,016,722	10,398,960
FNMA:
4.12%, 06/01/2013	8,953,095	8,578,912
4.32%, 12/01/2009	4,770,000	4,695,424
4.79%, 11/01/2012	17,475,932	17,311,598
5.625%, 12/01/2011	15,036,595	15,406,030
5.81%, 01/01/2009	9,335,348	9,372,002
5.85%, 02/01/2009	3,731,219	3,740,184
5.86%, 04/01/2009	103,946	104,425
5.96%, 12/01/2008	3,430,905	3,441,303
5.98%, 11/01/2011	23,656,951	24,437,967
6.07%, 12/01/2011	16,427,845	17,052,014
6.09%, 03/01/2012	10,331,200	10,735,080
6.10%, 08/01/2008	3,147,247	3,152,713
6.12%, 04/01/2009	7,073,004	7,137,500
6.125%, 05/01/2009	4,031,726	4,075,331
6.13%, 04/01/2009	33,886	34,216
6.14%, 04/01/2009	3,253,232	3,285,620
6.15%, 08/01/2008	7,542,909	7,565,480
6.20%, 09/01/2008	881,548	885,279
6.23%, 04/01/2011	1,947,791	2,010,538
6.25%, 02/01/2011	24,135,000	24,965,914
6.26%, 06/01/2009	5,255,299	5,337,474
6.31%, 03/01/2008	1,837,266	1,837,534
6.32%, 08/01/2012	5,617,629	5,885,253
6.37%, 08/01/2011	4,110,395	4,269,466
6.40%, 06/01/2009	7,755,975	7,868,788
6.42%, 11/01/2008 - 08/01/2013	8,167,565	8,254,003
6.53%, 02/01/2016	5,564,887	5,856,862
6.54%, 12/01/2007	56,722	56,645
6.65%, 12/01/2007	9,043,374	9,032,690
6.73%, 08/01/2009	82,207	84,029
6.79%, 07/01/2009	54,392	55,577
6.82%, 10/01/2007	12,013,593	11,989,421
6.96%, 10/01/2010	11,767,295	12,303,735
7.01%, 12/01/2010	14,952,761	15,694,606
Ser. 2006-M2, Class 1F, 4.85%, 07/25/2012	11,306,966	11,192,879

		319,725,016

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
April 30, 2007

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FLOATING-RATE 3.1%
FNMA:
4.88%, 01/01/2013	$5,048,571	$5,028,625
5.10%, 12/01/2011	14,045,131	14,166,774
5.38%, 09/01/2012	14,179,415	14,320,834
6.09%, 07/01/2012	29,246,900	30,578,083
6.11%, 02/01/2012	3,845,661	4,005,326
6.28%, 08/01/2011	17,445,000	18,164,661
6.78%, 10/01/2007	569,308	568,139
6.93%, 11/01/2012	2,957,597	3,149,643
6.96%, 12/01/2010	7,281,453	7,633,145
7.25%, 12/01/2010	29,502,098	31,335,823

		128,951,053

Total Agency Commercial Mortgage-Backed Securities
(cost $461,547,033)		448,676,069

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 11.0%
FIXED-RATE 11.0%
FHLMC:
Ser. 2656, Class BG, 5.00%, 10/15/2032	26,855,000	26,442,392
Ser. 2715, Class ND, 4.50%, 03/15/2016	13,330,000	13,138,472
Ser. 2762, Class LE, 5.00%, 11/15/2029	18,366,874	18,188,085
Ser. 2772, Class GE, 5.00%, 08/15/2029	11,036,000	10,932,283
Ser. 2783, Class PC, 5.00%, 12/15/2028	16,598,126	16,426,696
Ser. 2808, Class PE, 5.50%, 01/15/2029	10,000,000	10,084,711
Ser. 2840, Class OD, 5.00%, 07/15/2029	325,000	321,368
Ser. 2923, Class QD, 5.50%, 08/15/2030	10,000,000	10,059,725
Ser. 2929, Class PD, 5.00%, 09/15/2030	41,295,000	40,780,456
Ser. 2941, Class XC, 5.00%, 12/15/2030	27,080,000	26,765,514
Ser. 3056, Class HC, 5.00%, 02/15/2031	22,585,794	22,264,954
Ser. 3072, Class NK, 5.00%, 05/15/2031	18,789,368	18,642,289
Ser. 3079, Class MD, 5.00%, 03/15/2034	31,819,250	30,766,310
Ser. 3082, Class PJ, 5.00%, 09/15/2034	54,478,000	52,618,366
Ser. 3104, Class QD, 5.00%, 05/15/2034	22,179,817	21,411,987
Ser. 3115, Class LA, 5.00%, 06/15/2031	26,995,152	26,768,924
Ser. 3116, Class PD, 5.00%, 10/15/2034	17,727,000	17,130,375
Ser. 3187, Class A, 5.00%, 02/15/2032	40,238,769	39,824,563
FNMA:
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	23,179,614	23,612,609
Ser. 2004-33, Class MW, 4.50%, 01/25/2030	225,000	216,464
Ser. 2004-45, Class VB, 4.50%, 10/25/2028	100,000	92,052
Ser. 2005-20, Class QE, 5.00%, 10/25/2030	30,280,000	29,860,425

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $449,835,632)		456,349,020

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
April 30, 2007

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 22.8%
FIXED-RATE 15.9%
FHLMC:
4.50%, 05/01/2034 - 04/01/2035 ##	$ 27,705,478	$26,088,046
5.00%, 12/01/2020 - 08/01/2036 ##	44,166,525	43,569,355
5.50%, 10/01/2034 - 12/01/2036	1,045,950	1,035,954
6.00%, 04/01/2014 - 07/01/2036	924,859	934,838
6.50%, 09/01/2019 - 10/01/2032	11,293,953	11,594,691
7.00%, 02/01/2015	120,827	124,612
FHLMC 30 year, 5.50%, TBA #	59,765,000	59,111,290
FNMA:
5.00%, 12/01/2017 - 03/01/2036 ##	60,009,200	59,114,979
5.00%, 08/01/2020 - 09/01/2020	19,447,263	19,188,586
5.40%, 10/01/2016 #	3,500,000	3,547,852
5.50%, 09/01/2035 - 03/01/2036	49,588,225	49,496,948
6.00%, 12/01/2008 - 07/01/2036	433,493	438,157
6.50%, 04/01/2017 - 08/01/2032	360,682	371,272
7.00%, 08/01/2028 - 06/01/2032	198,062	207,099
7.50%, 02/01/2012 - 12/01/2030	3,842,783	4,007,409
FNMA 15 year:
5.00%, TBA #	156,810,000	154,604,938
5.50%, TBA #	82,765,000	82,894,279
FNMA 30 year, 6.00%, TBA #	137,960,000	139,037,743
GNMA:
7.00%, 11/15/2029	236,676	248,477
7.75%, 07/15/2020 - 08/15/2021	769,218	808,676
8.25%, 07/15/2008	1,356	1,379
11.50%, 05/15/2013 - 06/15/2013	11,112	12,391

		656,438,971

FLOATING-RATE 6.9%
FHLMC:
5.04%, 09/01/2035	49,680,493	49,050,048
5.34%, 12/01/2035	21,812,050	21,749,668
5.82%, 10/01/2036	9,461,745	9,538,330
5.84%, 10/01/2036	47,325,596	47,758,834
FNMA:
5.14%, 11/01/2035	15,413,596	15,388,540
5.30%, 10/01/2035	31,451,134	31,166,418
5.37%, 10/01/2016 #	2,460,000	2,484,984
5.51%, 12/01/2011	1,256,219	1,277,819
5.55%, 06/01/2036	22,191,749	22,375,751
5.87%, 07/01/2036	38,384,919	38,698,442
5.94%, 11/01/2036	29,675,343	29,949,966
6.06%, 09/01/2016	1,461,294	1,537,296
7.41%, 04/01/2010	11,406,465	11,997,890

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
April 30, 2007

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
GNMA, 5.75%, 07/20/2024	$4,571,847	$4,621,563

		287,595,549

Total Agency Mortgage-Backed Pass Through Securities
(cost $942,319,161)		944,034,520

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 1.8%
FNMA:
Ser. 2003-W02, Class 2A9, 5.90%, 07/25/2042	44,509,512	44,850,628
Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043	29,705,000	28,685,112

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage
Obligations (cost $73,536,101)		73,535,740

ASSET-BACKED SECURITIES 4.1%
Credit Suisse Mtge. Capital Cert., Ser. 2007-3, Class 1A3A, 5.75%, 04/25/2037	7,112,000	7,068,972
CSAB Mtge. Backed Trust, Ser. 2006-2, Class A3A, 5.80%, 09/25/2036	21,140,000	21,111,250
Deutsche Securities, Inc.:
Ser. 2005-3, Class 4A5, 5.25%, 06/25/2035	19,424,000	19,259,840
Ser. 2005-4, Class A3, 5.25%, 09/25/2035	18,175,000	18,015,309
Ser. 2007-OA1, Class N1, 6.50%, 02/25/2047	5,201,180	5,187,365
First Franklin Mtge. Loan Trust, Ser. 2004-FF10, Class A2, FRN, 5.72%,
12/25/2032	11,501	11,516
JPMorgan Alternative Loan Trust:
Ser. 2006-S2, Class A2, 5.81%, 05/25/2036	28,790,000	28,717,449
Ser. 2006-S2, Class A6, 6.05%, 05/25/2036	10,563,000	10,687,327
Lehman XS Trust, Ser. 2005-6, Class 3A3A, 5.76%, 11/25/2035	15,336,000	14,982,352
MASTR Asset Backed Securities Trust, Ser. 2005-AB1, Class A4, 5.65%,
10/25/2032	14,677,000	14,621,961
Morgan Stanley Mtge. Trust, Ser. 2006-2, Class 5A3, 5.50%, 02/25/2036	14,060,000	13,743,685
Nomura Asset Acceptance Corp., Ser. 2006-AF2, Class 1A4, 6.43%, 07/25/2036	7,560,000	7,671,423
Salomon Brothers Mtge. Securities V, Ser. 1985-1, Class Z, 10.25%,
04/01/2016 (h) +	1,614	1,614
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	10,384,349	10,334,412

Total Asset-Backed Securities (cost $171,640,568)		171,414,475

COMMERCIAL MORTGAGE-BACKED SECURITIES 16.3%
FIXED-RATE 13.8%
Banc of America Comml. Mtge. Securities, Inc., Ser. 2004-4, Class A6, 4.88%,
07/10/2042	12,635,000	12,338,808
Citigroup/Deutsche Bank Comml. Mtge. Trust, Ser. 2006-CD3, Class A5, 5.62%,
10/15/2048	46,690,000	47,473,696
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A, Class A4, 4.72%,
03/10/2039	12,000,000	11,631,131
Countrywide Comml. Mtge. Trust, Ser. 2006-4, Class A3, 5.17%, 12/12/2049	12,025,000	11,825,332

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
April 30, 2007

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-C3, Class A2, 2.85%, 05/15/2038	$36,115,000	$35,260,458
Ser. 2003-C5, Class A4, 4.90%, 12/15/2036	10,250,000	10,055,260
Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	30,093,000	29,479,554
Ser. 2004-C1, Class A4, 4.75%, 01/15/2037	21,060,000	20,453,588
Ser. 2005-C1, Class A4, 5.01%, 02/15/2038	41,570,000	40,804,759
Credit Suisse Mtge. Capital Cert., Ser. 2006-C5, Class A3, 5.31%, 12/15/2039	11,665,000	11,582,210
GE Capital Comml. Mtge. Corp., Ser. 2004-C1, Class A3, 4.60%, 11/10/2038	28,580,000	27,566,608
Greenwich Capital Comml. Funding Corp.:
Ser. 2003-C1, Class A1, 2.31%, 07/05/2035	10,847,204	10,677,775
Ser. 2007-GG9, Class A4, 5.44%, 03/10/2039	41,650,000	41,858,350
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2003-CB7, Class A4, 4.88%, 01/12/2038	39,570,000	38,803,264
Ser. 2006-LDP6, Class A4, 5.48%, 04/15/2043	15,000,000	15,106,272
Ser. 2007-CB18, Class A4, 5.44%, 06/12/2047 (p)	15,600,000	15,634,509
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	21,455,000	20,595,717
Ser. 2003-C7, Class A1, 3.33%, 09/15/2027	21,446,055	21,050,644
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032 (p)	5,055,000	5,025,800
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	29,485,253	29,648,943
Ser. 2003-T11, Class A1, 3.26%, 06/13/2041	8,783,007	8,629,670
Ser. 2003-T11, Class A4, 5.15%, 06/13/2041 (p)	31,399,000	31,247,032
Ser. 2004-HQ4, Class A7, 4.97%, 04/14/2040	12,702,000	12,460,485
Ser. 2004-IQ7, Class A4, 5.43%, 06/15/2038	33,730,000	34,107,951
Ser. 2004-IQ8, Class A5, 5.11%, 06/15/2040	4,780,000	4,725,930
Ser. 2007-HQ11, Class A4, 5.45%, 02/20/2044	13,000,000	13,173,940
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	12,193,887	11,916,648

		573,134,334

FLOATING-RATE 2.5%
Banc of America Comml. Mtge., Inc., Ser. 2004-3, Class A5, 5.48%, 06/10/2039	37,510,000	37,965,536
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A4, 5.56%, 06/12/2041	13,395,000	13,606,401
Ser. 2004-PNC1, Class A4, 5.54%, 06/12/2041	6,344,000	6,407,805
Morgan Stanley Capital I, Inc., Ser. 2006-HQ8, Class A4, 5.56%, 03/12/2044	22,750,000	22,955,237
Wachovia Bank Comml. Mtge. Trust, Ser. 2004-C12, Class A4, 5.23%,
07/15/2041	20,552,000	20,632,930

		101,567,909

Total Commercial Mortgage-Backed Securities (cost $673,850,567)		674,702,243

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
April 30, 2007

	Principal
	Amount	Value

CORPORATE BONDS 15.5%
CONSUMER DISCRETIONARY 2.1%
Media 0.9%
Comcast Corp., 6.20%, 11/15/2008	$9,875,000	$10,022,285
Time Warner, Inc., 7.625%, 04/15/2031	26,000,000	29,495,050

		39,517,335

Multi-line Retail 0.5%
May Department Stores Co.:
6.70%, 09/15/2028	9,640,000	9,493,829
6.90%, 01/15/2032	10,000,000	10,135,500

		19,629,329

Specialty Retail 0.7%
Home Depot, Inc., 5.875%, 12/16/2036	30,000,000	29,177,850

CONSUMER STAPLES 0.3%
Beverages 0.1%
Coca-Cola Enterprises, Inc., 6.95%, 11/15/2026 (p)	1,785,000	2,001,701

Food & Staples Retailing 0.2%
Safeway, Inc., 6.50%, 11/15/2008	10,000,000	10,167,030

ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	4,585,000	5,060,565

FINANCIALS 8.4%
Capital Markets 1.0%
Legg Mason, Inc., 6.75%, 07/02/2008	1,070,000	1,083,004
Mellon Capital II, Ser. B, 8.00%, 01/15/2027	6,265,000	6,531,839
Merrill Lynch & Co., Inc., 4.125%, 09/10/2009 (p)	10,255,000	10,069,497
Morgan Stanley, 3.875%, 01/15/2009	23,850,000	23,393,415

		41,077,755

Commercial Banks 1.5%
National City Corp., 4.50%, 03/15/2010	20,000,000	19,635,680
PNC Financial Services Group, Inc.:
6.125%, 02/15/2009	10,440,000	10,609,024
7.50%, 11/01/2009	11,390,000	12,050,734
SunTrust Banks, Inc., 4.25%, 10/15/2009	20,650,000	20,319,992

		62,615,430

Consumer Finance 2.7%
Caterpillar Financial Services Corp., 3.70%, 08/15/2008	25,000,000	24,511,200
HSBC Finance Corp.:
4.125%, 11/16/2009 (p)	15,000,000	14,660,595
4.625%, 09/15/2010	12,000,000	11,816,328
4.75%, 05/15/2009 (p)	12,600,000	12,515,832
6.75%, 05/15/2011 (p)	8,550,000	9,025,389
Sprint Capital Corp., 6.875%, 11/15/2028	40,500,000	40,300,497

		112,829,841

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
April 30, 2007

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services 0.2%
Bank of America Corp., 5.30%, 03/15/2017	$ 10,000,000	$9,904,690

Insurance 1.0%
American International Group, Inc., 4.70%, 10/01/2010	30,000,000	29,707,230
MetLife, Inc., 5.00%, 06/15/2015	10,000,000	9,766,560

		39,473,790

Real Estate Investment Trusts 1.7%
BRE Properties, Inc.:
4.875%, 05/15/2010	17,000,000	16,931,881
5.50%, 03/15/2017	12,000,000	11,921,316
Duke Realty Corp.:
3.35%, 01/15/2008	12,000,000	11,810,472
3.50%, 11/01/2007	19,800,000	19,607,801
7.75%, 11/15/2009	7,510,000	7,965,752

		68,237,222

Thrifts & Mortgage Finance 0.3%
Washington Mutual, Inc., 5.00%, 03/22/2012	14,000,000	13,735,022

HEALTH CARE 1.3%
Health Care Providers & Services 0.6%
UnitedHealth Group, Inc., 5.375%, 03/15/2016	24,500,000	24,327,961

Pharmaceuticals 0.7%
Abbott Laboratories, 5.875%, 05/15/2016	20,000,000	20,751,220
Merck & Co., Inc., 4.75%, 03/01/2015	8,000,000	7,717,056

		28,468,276

INDUSTRIALS 0.8%
Air Freight & Logistics 0.4%
FedEx Corp., 6.72%, 01/15/2022	13,181,110	14,227,097

Road & Rail 0.4%
Burlington Northern Santa Fe Corp.:
5.90%, 07/01/2012	10,000,000	10,255,670
7.125%, 12/15/2010	6,870,000	7,313,720

		17,569,390

MATERIALS 0.3%
Paper & Forest Products 0.3%
International Paper Co., 6.50%, 11/15/2007	25,000	25,078
Weyerhaeuser Co., 7.375%, 03/15/2032 (p)	10,000,000	10,604,550

		10,629,628

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
April 30, 2007

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 0.9%
BellSouth Corp., Sr. Disc. Note, Step Bond, 0.00%, 12/15/2095 †	$ 6,000,000	$3,180,690
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	17,180,000	19,771,002
SBC Communications, Inc., 6.25%, 03/15/2011	14,625,000	15,186,103

		38,137,795

Wireless Telecommunication Services 0.5%
AT&T Wireless, 8.125%, 05/01/2012	17,500,000	19,717,180

UTILITIES 0.8%
Electric Utilities 0.4%
Carolina Power & Light Co., 6.50%, 07/15/2012	15,800,000	16,767,387

Gas Utilities 0.4%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	16,795,000	17,759,570

Total Corporate Bonds (cost $631,504,684)		641,031,844

U.S. TREASURY OBLIGATIONS 7.2%
U.S. Treasury Bonds:
6.00%, 02/15/2026 (p)	89,740,000	101,918,077
7.25%, 08/15/2022 (p)	137,635,000	172,861,027
U.S. Treasury Notes:
3.00%, 02/15/2009 (p)	3,805,000	3,698,433
4.875%, 08/15/2016 (p)	20,410,000	20,791,095

Total U.S. Treasury Obligations (cost $295,371,514)		299,268,632

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 5.4%
FIXED-RATE 2.9%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.78%,
05/25/2035	22,000,000	21,748,041
Countrywide Alternative Loan Trust, Inc., Ser. 2003-20CB, Class 1A2, 5.50%,
10/25/2033	461,554	459,866
Countrywide Home Loans, Inc.:
Ser. 2004-J8, Class 1A3, 4.75%, 11/25/2019	604,144	594,345
Ser. 2007-HYB2, Class 3A1, 5.47%, 02/25/2047	40,823,742	40,993,977
GS Mtge. Securities Corp., Ser. 2007-NIM1, Class N1, 6.25%, 08/25/2046 144A	5,129,158	5,127,465
Harborview Net Interest Margin Corp.:
Ser. 2006-14, Class N1, 6.41%, 12/19/2036 144A	5,437,532	5,435,139
Ser. 2007-1A, Class N1, 6.41%, 12/19/2036 144A	11,044,723	11,064,935
Sharps SP I, LLC Net Interest Margin Trust, Ser. 2006-OA1N, Class N1, 7.00%,
02/25/2047 144A	6,986,960	6,980,532
Washington Mutual, Inc., Ser. 2003-AR11, Class A6, 3.99%, 10/25/2033	26,132,000	25,653,385
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%,
09/25/2034	195,000	189,506

		118,247,191

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
April 30, 2007

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FLOATING-RATE 2.5%
Banc of America Mtge. Securities, Inc., Ser. 2005-E, Class 2A6, 4.71%,
02/25/2035	$ 19,611,000	$19,287,803
Washington Mutual, Inc.:
Ser. 2005-AR05, Class A5, 4.68%, 05/25/2035	39,610,000	39,026,762
Ser. 2005-AR12, Class 1A4, 4.84%, 10/25/2035	48,007,000	47,146,715

		105,461,280

Total Whole Loan Mortgage-Backed Collateralized Mortgage
Obligations (cost $223,936,038)		223,708,471

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 5.0%
FIXED-RATE 0.0%
First Horizon Mtge. Pass-Through Trust, Ser. 2004-5, Class 2A1, 6.25%,
08/25/2017	72,068	72,223

FLOATING-RATE 5.0%
GSR Mortgage Loan Trust, Ser. 2007-AR1, Class 2A1, 6.03%, 03/25/2037	58,686,149	59,263,116
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.85%,
06/25/2036	38,763,221	39,097,751
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.91%,
05/25/2046 144A	23,524,306	23,596,996
Washington Mutual, Inc.:
Ser. 2006-AR14, Class 1A4, 5.66%, 11/25/2036	22,225,057	22,367,113
Ser. 2007-0A4, Class 1A, 5.78%, 05/25/2047	20,000,000	20,014,600
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.60%,
07/25/2036	40,174,084	40,241,340

		204,580,916

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $203,768,563)		204,653,139

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 0.2%
FLOATING-RATE 0.2%
Harborview Mtg. Loan Trust, Ser. 2006-14, Class N1, 6.41%, 03/19/2037
144A (h) (cost $8,277,069)	8,287,428	8,281,876

YANKEE OBLIGATIONS - CORPORATE 1.1%
MATERIALS 0.6%
Metals & Mining 0.6%
Alcan, Inc., 6.125%, 12/15/2033	23,775,000	23,496,238

TELECOMMUNICATION SERVICES 0.5%
Wireless Telecommunication Services 0.5%
Vodafone Group plc, 5.625%, 02/27/2017	23,500,000	23,480,331

Total Yankee Obligations - Corporate (cost $46,754,462)		46,976,569

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
April 30, 2007

	Shares	Value

MUTUAL FUND SHARES 1.3%
MFS Government Markets Income Trust	1,182,349	$7,945,385
MFS Intermediate Income Trust	2,140,450	13,249,386
Putnam Master Intermediate Income Trust	1,490,586	9,837,868
Putnam Premier Income Trust	1,430,357	9,454,660
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund	198,108	2,309,939
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	772,925	9,220,995

Total Mutual Fund Shares (cost $49,297,317)		52,018,233

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 4.4%
COMMERCIAL PAPER 0.4%
Citigroup Funding, Inc., 5.33%, 05/09/2007	$8,879,020	8,879,020
Fairway Finance Corp., 5.31%, 06/11/2007	6,907,281	6,907,281

		15,786,301

CORPORATE BONDS 0.3%
Commercial Banks 0.1%
First Tennessee Bank, FRN, 5.33%, 05/30/2008	3,000,002	3,000,002

Insurance 0.2%
Metropolitan Life Global Funding, FRN, 5.31%, 05/30/2008	7,750,000	7,750,000

		10,750,002

REPURCHASE AGREEMENTS ^ 2.1%
Banc of America Securities, LLC, 5.32%, dated 4/30/2007, maturing 5/1/2007,
maturity value $25,003,694	25,000,000	25,000,000
Bank of America Corp., 5.33%, dated 4/30/2007, maturing 5/1/2007, maturity
value $10,526,805	10,525,247	10,525,247
Lehman Brothers Holdings, Inc., 5.32%, dated 4/30/2007, maturing 5/1/2007,
maturity value $25,003,694	25,000,000	25,000,000
Nomura Securities, Inc., 5.25%, dated 4/30/2007, maturing 5/1/2007, maturity
value $25,003,646	25,000,000	25,000,000

		85,525,247

TIME DEPOSITS 1.1%
Bank of America Corp., 5.32%, 05/01/2007	5,000,000	5,000,000
Calyon, 5.32%, 05/01/2007	5,000,000	5,000,000
Deutsche Bank AG, 5.34%, 08/20/2007	10,000,000	10,000,000
Dexia SA, 5.34%, 07/05/2007	2,500,000	2,500,000
ING Bank NV, 5.31%, 05/01/2007	5,000,000	5,000,000
Royal Bank of Canada, 5.29%, 05/29/2007	6,000,000	6,000,000
SunTrust Banks, Inc., 5.33%, 07/30/2007	4,000,000	4,000,000
Ulster Bank, Ltd., 5.34%, 08/07/2007	10,000,000	10,000,000

		47,500,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
April 30, 2007

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
YANKEE OBLIGATIONS - CORPORATE 0.5%
Commercial Banks 0.5%
Canadian Imperial Bank of Commerce, FRN, 5.33%, 08/15/2007	$ 14,000,000	$14,000,000
Natexis SA, FRN, 5.34%, 07/09/2007	3,000,000	3,000,000
Societe Generale, FRN, 5.33%, 06/19/2007	4,000,000	4,000,000

		21,000,000

Total Investments of Cash Collateral from Securities Loaned
(cost $180,561,550)		180,561,550

	Shares	Value

SHORT-TERM INVESTMENTS 7.7%
MUTUAL FUND SHARES 7.7%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø ##
(cost $318,868,482)	318,868,482	318,868,482

Total Investments (cost $4,731,068,741) 114.6%		4,744,080,863
Other Assets and Liabilities (14.6%)		(603,841,063)

Net Assets 100.0%		$4,140,239,800

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
(p)	All or a portion of this security is on loan.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 133 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
TBA	To Be Announced

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
April 30, 2007

The following table shows the percent of total investments (excluding equity positions, segregated cash, cash equivalents and collateral from securities on loan) by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2007 (unaudited):

AAA	81.8%
AA	4.2%
A	7.3%
BBB	6.7%

100.0%

The following table shows the percent of total investments (excluding equity positions, segregated cash, cash equivalents and collateral from securities on loan) by effective maturity as of April 30, 2007 (unaudited):

Less than 1 year	2.0%
1 to 3 year(s)	11.6%
3 to 5 years	37.0%
5 to 10 years	35.5%
10 to 20 years	9.4%
20 to 30 years	4.4%
30+ years	0.1%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007

Assets
Investments in securities, at value (cost $4,412,200,259) including $358,136,234 of
securities loaned	$ 4,425,212,381
Investments in affiliated money market fund, at value (cost $318,868,482)	318,868,482

Total investments	4,744,080,863
Receivable for securities sold	15,022,994
Principal paydown receivable	2,862,806
Receivable for Fund shares sold	4,971,348
Dividends and interest receivable	32,141,309
Receivable for securities lending income	21,767
Unrealized gains on credit default swap transactions	65,738
Prepaid expenses and other assets	150,307

Total assets	4,799,317,132

Liabilities
Dividends payable	7,975,010
Payable for securities purchased	463,367,949
Payable for Fund shares redeemed	6,108,291
Credit default swap loss payable	13,076
Unrealized losses on credit default swap transactions	20,649
Unrealized losses on total return swap transactions	587,613
Payable for securities on loan	180,561,550
Advisory fee payable	19,446
Due to other related parties	11,920
Accrued expenses and other liabilities	411,828

Total liabilities	659,077,332

Net assets	$ 4,140,239,800

Net assets represented by
Paid-in capital	$ 4,174,858,434
Overdistributed net investment income	(5,368,466)
Accumulated net realized losses on investments	(41,719,766)
Net unrealized gains on investments	12,469,598

Total net assets	$ 4,140,239,800

Net assets consists of
Class A	$ 437,106,437
Class B	151,784,974
Class C	138,271,123
Class I	3,336,263,693
Class IS	43,403,069
Class R	33,410,504

Total net assets	$ 4,140,239,800

Shares outstanding (unlimited number of shares authorized)
Class A	41,735,742
Class B	14,493,235
Class C	13,203,073
Class I	318,567,717
Class IS	4,144,366
Class R	3,190,189

Net asset value per share
Class A	$ 10.47
Class A — Offering price (based on sales charge of 4.75%)	$ 10.99
Class B	$ 10.47
Class C	$ 10.47
Class I	$ 10.47
Class IS	$ 10.47
Class R	$ 10.47

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended April 30, 2007

Investment income
Interest	$ 206,705,059
Income from affiliate	15,727,761
Dividends	2,818,269
Securities lending	128,137

Total investment income	225,379,226

Expenses
Advisory fee	13,682,493
Distribution Plan expenses
Class A	1,296,309
Class B	1,657,912
Class C	1,318,581
Class IS	110,707
Class R	137,250
Administrative services fee	4,257,600
Transfer agent fees	3,406,265
Trustees’ fees and expenses	64,641
Printing and postage expenses	121,101
Custodian and accounting fees	1,268,210
Registration and filing fees	162,439
Professional fees	111,501
Other	88,843

Total expenses	27,683,852
Less: Expense reductions	(139,122)
Fee waivers and expense reimbursements	(4,179,400)

Net expenses	23,365,330

Net investment income	202,013,896

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities	(7,325,056)
Total return swap transactions	(493,852)
Credit default swap transactions	(9,047)

Net realized losses on investments	(7,827,955)
Net change in unrealized gains or losses on investments	104,529,449

Net realized and unrealized gains or losses on investments	96,701,494

Net increase in net assets resulting from operations	$ 298,715,390

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2007		2006

Operations
Net investment income		$202,013,896		$190,457,096
Net realized losses on investments		(7,827,955)		(21,435,810)
Net change in unrealized gains or
losses on investments		104,529,449		(140,583,638)

Net increase in net assets resulting
from operations		298,715,390		28,437,648

Distributions to shareholders from
Net investment income
Class A		(19,793,450)		(18,786,712)
Class B		(6,378,539)		(7,087,618)
Class C		(5,088,608)		(4,475,139)
Class I		(168,393,496)		(160,506,211)
Class IS		(2,032,729)		(2,099,895)
Class R		(1,197,892)		(426,303)
Net realized gains
Class A		0		(1,289,967)
Class B		0		(575,410)
Class C		0		(369,838)
Class I		0		(10,284,529)
Class IS		0		(138,017)
Class R		0		(35,550)

Total distributions to shareholders		(202,884,714)		(206,075,189)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	10,319,157	107,103,036	14,178,456	149,283,563
Class B	1,260,552	13,060,254	1,578,931	16,618,781
Class C	4,682,393	48,568,896	4,226,646	44,388,996
Class I	72,606,339	752,199,639	67,796,112	712,761,341
Class IS	1,140,973	11,790,495	1,556,103	16,435,180
Class R	1,899,374	19,630,142	1,568,527	16,434,515

		952,352,462		955,922,376

Net asset value of shares issued in
reinvestment of distributions
Class A	1,609,913	16,719,667	1,604,678	16,842,216
Class B	455,867	4,732,402	552,878	5,807,196
Class C	167,075	1,734,497	203,924	2,141,921
Class I	6,439,657	66,886,549	5,994,152	62,899,265
Class IS	140,756	1,461,710	149,104	1,566,074
Class R	61,795	642,954	20,798	216,989

		92,177,779		89,473,661

Automatic conversion of Class B
shares to Class A shares
Class A	300,427	3,112,312	400,762	4,217,233
Class B	(300,427)	(3,112,312)	(400,762)	(4,217,233)

		0		0

Payment for shares redeemed
Class A	(13,096,703)	(135,624,577)	(16,022,485)	(168,208,306)
Class B	(4,511,219)	(46,760,810)	(5,426,526)	(56,951,195)
Class C	(4,135,715)	(42,839,248)	(4,165,389)	(43,697,832)
Class I	(108,975,171)	(1,129,771,903)	(63,966,550)	(671,560,629)
Class IS	(1,511,625)	(15,661,355)	(2,462,585)	(25,966,718)
Class R	(516,776)	(5,372,873)	(371,661)	(3,888,534)

		(1,376,030,766)		(970,273,214)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended April 30,

	2007	2006

Capital share transactions
continued
Net increase (decrease) in net assets
resulting from capital share
transactions	$(331,500,525)	$75,122,823

Total decrease in net assets	(235,669,849)	(102,514,718)
Net assets
Beginning of period	4,375,909,649	4,478,424,367

End of period	$4,140,239,800	$4,375,909,649

Undistributed (overdistributed) net
investment income	$(5,368,466)	$643,767

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
Evergreen Core Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers Class A, Class B, Class C, Class I, Class IS and Class R shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments
Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

NOTES TO FINANCIAL STATEMENTS continued

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements
Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. When-issued and delayed delivery transactions
The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending
The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Dollar roll transactions
The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be

NOTES TO FINANCIAL STATEMENTS continued

exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

f. Credit default swaps
The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Swaps are marked-to-market daily based on quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

g. Total return swaps
The Fund may enter into total return swaps. Total return swaps involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

h. Security transactions and investment income
Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

i. Federal taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

NOTES TO FINANCIAL STATEMENTS continued

j. Distributions
Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses. During the year ended April 30, 2007, the following amounts were reclassified:

Overdistributed net investment income	($5,141,415)
Accumulated net realized losses on investments	5,141,415

k. Class allocations
Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.32% and declining to 0.28% as the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Core Bond Fund, increase.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended April 30, 2007, EIMC voluntarily waived its advisory fee in the amount of $4,018,134 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $161,266.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

NOTES TO FINANCIAL STATEMENTS continued

aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended April 30, 2007, the Fund paid brokerage commissions of $2,000 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS
EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended April 30, 2007, EIS received $11,446 from the sale of Class A shares and $465,110 and $5,544 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended April 30, 2007:

Cost of Purchases		Proceeds from Sales

	Non-U.S.		Non-U.S.
U.S. Government	Government	U.S. Government	Government

$5,018,023,414	$1,754,420,621	$5,096,958,716	$1,560,030,974

During the year ended April 30, 2007, the Fund loaned securities to certain brokers. At April 30, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $358,136,234 and $364,178,263, respectively. Of the total value of the collateral received for securities on loan, $183,616,713 represents the market value of U.S. government agency obligations received as non-cash collateral.

NOTES TO FINANCIAL STATEMENTS continued

At April 30, 2007, the Fund had the following open credit default swap contracts outstanding:

				Fixed
				Payments	Frequency
		Reference Debt	Notional	Made	of Payments	Unrealized
Expiration	Counterparty	Obligation	Amount	by the Fund	Made	Gain (Loss)

03/20/2012	Lehman	Weyerhaeuser Co.,	$10,000,000	0.37%	Quarterly	$52,962
	Brothers	6.00%, 03/20/2012
	Holdings, Inc.
03/20/2012	Morgan	International Paper Co.,	10,000,000	0.35%	Quarterly	8,100
	Stanley	5.85%, 10/30/2012
06/20/2012	Goldman	Simon Property	10,000,000	0.21%	Quarterly	(9,158)
	Sachs	Group, Inc.,
	Group, Inc.	6.35%, 08/28/2012
06/20/2012	Lehman	Sempra Energy,	10,000,000	0.16%	Quarterly	(43)
	Brothers	6.00%, 02/01/2013
	Holdings, Inc.
06/20/2012	Morgan	Progress Energy, Inc.,	10,000,000	0.13%	Quarterly	(11,448)
	Stanley	5.625%, 01/15/2016

Fixed
				Payments	Frequency
		Reference Debt	Notional	Received	of Payments	Unrealized
Expiration	Counterparty	Obligation	Amount	by the Fund	Received	Gain

06/20/2012	Morgan	PG&E Corp.,	$10,000,000	0.24%	Quarterly	$2,336
	Stanley	4.80%, 03/01/2014
06/20/2012	Morgan	PG&E Corp.,	10,000,000	0.24%	Quarterly	2,340
	Stanley	4.80%, 03/01/2014

At April 30, 2007, the Fund had the following open total return swap agreements outstanding:

	Notional			Unrealized
Expiration	Amount	Swap Description	Counterparty	Loss

05/01/2007	$40,000,000	Agreement dated 11/7/2006 to receive 30 basis	Lehman Brothers	$46,256
		points and to receive the positive spread return	Holdings, Inc.
		or pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
06/01/2007	40,000,000	Agreement dated 11/15/2006 to receive 20 basis	Citibank, Inc.	49,368
		points and to receive the positive spread return
		or pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
08/31/2007	40,000,000	Agreement dated 02/27/2007 to receive 25 basis	Morgan Stanley	47,812
		points and to receive the positive spread return
		or pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
09/01/2007	40,000,000	Agreement dated 02/27/2007 to receive 30 basis	Lehman Brothers	46,257
		points and to receive the positive spread return	Holdings, Inc.
		or pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
09/01/2007	40,000,000	Agreement dated 02/28/2007 to receive 25 basis	Goldman Sachs	47,812
		points and to receive the positive spread return	Group, Inc.
		or pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.

NOTES TO FINANCIAL STATEMENTS continued

	Notional			Unrealized
Expiration	Amount	Swap Description	Counterparty	Loss

10/01/2007	$45,000,000	Agreement dated 03/19/2007 to receive 25 basis	Lehman Brothers	$53,789
		points and to receive the positive spread return	Holdings, Inc.
		or pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
10/01/2007	40,000,000	Agreement dated 03/22/2007 to receive 32.5	Goldman Sachs	45,479
		basis points and to receive the positive spread	Group, Inc.
		return or pay the negative spread return on the
		Lehman Brothers CMBS AAA 8.5+yr Index which
		are multiplied by the notional amount.
10/01/2007	50,000,000	Agreement dated 03/23/2007 to receive 32.5	Lehman Brothers	56,849
		basis points and to receive the positive spread	Holdings, Inc.
		return or pay the negative spread return on the
		Lehman Brothers CMBS AAA 8.5+yr Index which
		are multiplied by the notional amount.
10/01/2007	50,000,000	Agreement dated 03/26/2007 to receive 25 basis	Citibank, Inc.	59,766
		points and to receive the positive spread return	Holdings, Inc.
		or pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
10/01/2007	50,000,000	Agreement dated 03/29/2007 to receive 25 basis	Lehman Brothers	59,766
		points and to receive the positive spread return	Holdings, Inc.
		or pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
10/01/2007	30,000,000	Agreement dated 04/03/2007 to receive 7.5 basis	Lehman Brothers	38,117
		points and to receive the positive spread return	Holdings, Inc.
		or pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
11/01/2007	30,000,000	Agreement dated 04/23/2007 to receive 35 basis	Lehman Brothers	36,342
		points and to receive the positive spread return	Holdings, Inc.
		or pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.

On April 30, 2007, the aggregate cost of securities for federal income tax purposes was $4,738,001,243. The gross unrealized appreciation and depreciation on securities based on tax cost was $34,617,821 and $28,538,201, respectively, with a net unrealized appreciation of $6,079,620.

As of April 30, 2007, the Fund had $34,742,175 in capital loss carryovers for federal income tax purposes with $2,256,882 expiring in 2009, $2,347,672 expiring in 2010 and $30,137,621 expiring in 2015.

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund

NOTES TO FINANCIAL STATEMENTS continued

to borrow from, or lend money to, other participating funds. During the year ended April 30, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS
As of April 30, 2007, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryovers

$ 5,956,079	$ 6,079,620	$ 34,742,175

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended April 30

	2007	2006

Ordinary Income	$ 202,884,714	$ 193,389,507
Long-term Capital Gain	0	12,685,682

8. EXPENSE REDUCTIONS
Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES
Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT
The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09%. During the year ended April 30, 2007, the Fund had no borrowings.

NOTES TO FINANCIAL STATEMENTS continued

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS
Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia

NOTES TO FINANCIAL STATEMENTS continued

Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS
In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Core Bond Fund, a series of Evergreen Select Fixed Income Trust, as of April 30, 2007, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Core Bond Fund, as of April 30, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 28, 2007

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS
For corporate shareholders, 1.37% of ordinary income dividends paid during the fiscal year ended April 30, 2007 qualified for the dividends received deduction.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director,
Trustee	The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society (scholarship program); Former Director,
Term of office since: 1991	Executive Vice President and Treasurer, State Street Research & Management
Other directorships: None	Company (investment advice)

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education);
Trustee	Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund
Trustee	Complex; Director, Diversapack Co. (packaging company); Director, Obagi Medical
DOB: 2/14/1939	Products Co.; Former Director, Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community);
Trustee	President and Director of Buckleys of Kezar Lake, Inc., (real estate company);
DOB: 4/9/1948	Former Partner, PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate
DOB: 8/26/1955	holding company), Member, K&P Development, LLC (real estate development);
Term of office since: 1984	Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit
Other directorships: None	organization)

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association
Term of office since: 1982	of Executive Search Consultants); Director, J&M Cumming Paper Co. (paper
(communications)	merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman,
Trustee	Branded Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
Trustee	Former Director, Trust Company of CT; Former Director, Old State House Association;
DOB: 8/11/1939	Former Trustee, Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member,
Trustee	Financial Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment
President	Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief
DOB: 6/20/1945	Investment Officer, Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
DOB: 12/12/1970	President, Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen
DOB: 4/20/1960	Investment Management Company, LLC and Evergreen Service Company, LLC; Senior
Term of office since: 2000	Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice
Chief Compliance Officer	President of Evergreen Investments Co, Inc; Former Managing Director and Senior
DOB: 9/20/1965	Compliance Officer, Babson Capital Management LLC; Former Principal and Director,
Term of office since: 2007	Compliance and Risk Management, State Street Global Advisors; Former Vice President
and Manager, Sales Practice Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566664 rv4  06/2007

Evergreen Select High Yield Bond Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
26	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
27	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Select High Yield Bond Fund covering the twelve-month period ended April 30, 2007.

The domestic fixed-income markets generated healthy results during the twelve-month period in an environment supported by persistent growth and the prospect of stable interest rates. While the economic expansion decelerated as the period progressed, continued gains in business profits helped support the performance of corporate debt securities, including lower-quality, higher-yielding bonds, which generally outperformed high-grade and investment-grade debt. The fiscal year began on a harsh note in the spring of 2006 amid rising inflationary concerns, accompanied by anxieties about the potential economic impacts of repeated interest rate hikes by the Federal Reserve Board (the “Fed”). However, the markets were calmed in both the summer and autumn by the combination of receding commodity prices and the Fed’s policy to leave short-term interest rates unchanged. Over the full twelve-month period, the yield curve flattened — the difference between short-term yields and long-term yields narrowed. In this environment, longer-maturity bonds, especially those with maturities of 20 to 30 years, tended to outperform the overall bond market.

1

LETTER TO SHAREHOLDERS continued

Solid returns in both the nation’s equity and fixed-income markets came against a backdrop of persistent economic growth during most of the period. Gross Domestic Product grew by a rate of 3.3% over 2006 then decelerated to an annualized rate of 1.3% in the first quarter of 2007. The slump in the housing industry was a major factor that contributed to the slowdown, which came in the face of strong employment, rising wages and gains in both personal consumption and business investment.

In this environment, the teams managing the higher-quality portfolios, including Evergreen Core Bond Fund, Evergreen U.S. Government Fund and Evergreen Institutional Mortgage Portfolio, assessed factors such as employment and inflationary trends, Fed policy, and interest-rate expectations in making their decisions. At the same time, the managers supervising Evergreen High Yield Bond Fund and Evergreen Select High Yield Bond Fund tended to position their more credit-sensitive portfolios relatively cautiously as the relative yield advantages of lower-quality corporate bonds appeared to tighten. The managers of Evergreen Diversified Bond Fund also sought opportunities in the high-yield market, while maintaining a healthy exposure to investment-grade securities. The managers of Evergreen Diversified Income Builder Fund, meanwhile, looked at broad interest-rate trends, opportunities in the credit markets, and the effects of currency fluctuations in making decisions on sector and industry allocations and individual security selections.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of April 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Manager^:

• Andrew Cestone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/30/1999

	Class I	Class IS
Class inception date	11/30/1999	11/30/1999

Nasdaq symbol	EHYIX	EHYSX

Average annual return

1-year	9.17%	8.90%

5-year	7.14%	6.88%

Since portfolio inception	6.79%	6.53%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class IS incurs a 0.25% 12b-1 fee. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

11/30/99 4/30/00 4/30/01 4/30/02 4/30/03 4/30/04 4/30/05 4/30/06 4/30/07

Comparison of a $1,000,000 investment in the Evergreen Select High Yield Bond Fund Class I shares versus a similar investment in the Merrill Lynch High Yield Master Index† (MLHYMI), the Merrill Lynch High Yield, Cash Pay, BB-B Index† (MLHYCPBB-B) and the Consumer Price Index (CPI).

The MLHYMI and the MLHYCPBB-B are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

^ Effective March 1, 2007, Mr. Cestone became a portfolio manager of the Fund. Effective July 2, 2007, Mr. Cestone will assume sole day-to-day management responsibility of the Fund.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class I shares returned 9.17% for the twelvemonth period ended April 30, 2007. During the same period, the MLHYMI† returned 12.25% and the MLHYCPBB-B† returned 11.41% .

The fund seeks a high level of total return.

Against a backdrop of strong performance by the lower-quality end of the high-yield bond market, the fund generated a positive return, but nevertheless trailed its benchmarks during the twelve-month period. The strong results in the high-yield sector came in the face of some gathering evidence that economic growth was beginning to decelerate. Growth in Gross Domestic Product, for example, slowed from more than 3% per year to about 2% and the decline in the housing market exerted a major braking influence on the economic expansion. Despite this deceleration, corporations continued to generate improving profits. With strong cash flows, high-yield issuers generally had solid balance sheets with relatively little debt. Defaults on high-yield bonds continued to decline to very low levels. In this favorable environment, the lower quality tiers of the high-yield market outperformed the higher-quality tiers.

Despite the supportive backdrop for high-yield investing, some potential causes for concern did appear on the horizon and led us to position the portfolio more cautiously. A relatively large supply of new high-yield bond issues appeared in the market and our analysis indicated that many of these new issues were of poorer quality than the existing bonds. In addition, corporations began to use proceeds from some of the newer issues for shareholder-friendly actions, such as to buy back stocks or to increase dividends, rather than to improve balance sheets. Moreover, after several years during which high-yield bonds had outperformed higher-quality fixed-income securities, the yield advantages, or spreads, of high-yield bonds over higher-quality bonds had tightened. We positioned the portfolio relatively conservatively throughout the twelvemonth period. Moreover, we looked for opportunities to upgrade the quality of holdings in light of evidence of some deterioration in the quality of the overall market. We did not invest in any CCC-rated bonds, and we sold any holdings whose credit ratings were downgraded to CCC. In our search for better quality, we increased our holdings in bonds that we thought were priced appropriately for their risks. At the same time, we reduced positions in industries where we saw less value, including bonds of gaming companies and of steel companies. In the latter group, we believed recent merger-and-acquisition activity had taken the value out of corporate bonds. Similarly, we cut back our holdings of bonds issued by broadcasting companies. This industry was hit hard by increasing competition for advertising revenues, including outdoor advertisers and cable communications companies. We believed the conservative positioning of the fund was appropriate, given the changing conditions in the market and the fund’s basic strategy of emphasizing quality. However, this conservative positioning did not help results during a period in which poorer-quality, high-yield investments performed well.

Our overweighting in bonds of electric generation companies made a positive contribution to performance. Producers of electric power generated strong cash flows in a period in which the nation’s plants were operating close to full capacity. In addition, consolidation within the industry had lifted the prices of bonds. We did not own any bonds of TXU Corp., the Texas-based power producer that announced its intention to be acquired by a private investment fund. However, the announcement of this pending deal lifted the bond prices of several other energy producers that we did own, including Dynegy, Inc. and Reliant Energy, Inc. Also adding to results was the robust merger-and-acquisition activity that resulted in several of our holdings being bought back by their issuers at premium prices when the companies were being acquired. These included Novelis, Inc., an aluminum company, and Adesa, Inc., an automobile auction corporation.

Our underweighted position in the automotive industry tended to detract from results. We had only small positions in the bonds of General Motors Corp. and Ford Motor Co., both of which began to recover in value after they had performed poorly for quite a while. Also holding back performance was our position in bonds of coal producer Peabody Energy Corp., which did not perform well in a market in which lower-quality securities were in favor. We retained that position because we believed the company’s fundamentals were solid.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

† Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of April 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2006	4/30/2007	Period*

Actual
Class I	$ 1,000.00	$ 1,062.19	$ 3.83
Class IS	$ 1,000.00	$ 1,060.88	$ 5.16
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,021.08	$ 3.76
Class IS	$ 1,000.00	$ 1,019.79	$ 5.06

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.75% for Class I and 1.01% for Class IS), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.14	$ 9.15	$ 9.52	$ 9.35	$ 9.36

Income from investment operations
Net investment income (loss)	0.62[1]	0.61[1]	0.64	0.69[1]	0.69[1]
Net realized and unrealized gains or losses on investments	0.18	(0.01)	(0.37)	0.17	(0.01)

Total from investment operations	0.80	0.60	0.27	0.86	0.68

Distributions to shareholders from
Net investment income	(0.58)	(0.59)	(0.64)	(0.69)	(0.69)
Tax basis return of capital	(0.01)	(0.02)	0	0	0

Total distributions to shareholders	(0.59)	(0.61)	(0.64)	(0.69)	(0.69)

Net asset value, end of period	$ 9.35	$ 9.14	$ 9.15	$ 9.52	$ 9.35

Total return	9.17%	6.65%	2.78%	9.47%	7.78%

Ratios and supplemental data
Net assets, end of period (thousands)	$170,529	$433,038	$490,363	$597,678	$372,881
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.70%	0.67%	0.66%	0.67%	0.67%
Expenses excluding waivers/reimbursements and expense reductions	0.70%	0.67%	0.66%	0.67%	0.67%
Net investment income (loss)	6.85%	6.57%	6.71%	7.26%	7.66%
Portfolio turnover rate	28%	36%	71%	65%	37%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS IS	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.14	$ 9.15	$ 9.52	$ 9.35	$ 9.36

Income from investment operations
Net investment income (loss)	0.61	0.58	0.61	0.67	0.66[1]
Net realized and unrealized gains or losses on investments	0.17	(0.01)	(0.37)	0.16	0

Total from investment operations	0.78	0.57	0.24	0.83	0.66

Distributions to shareholders from
Net investment income	(0.56)	(0.56)	(0.61)	(0.66)	(0.67)
Tax basis return of capital	(0.01)	(0.02)	0	0	0

Total distributions to shareholders	(0.57)	(0.58)	(0.61)	(0.66)	(0.67)

Net asset value, end of period	$ 9.35	$ 9.14	$ 9.15	$ 9.52	$ 9.35

Total return	8.90%	6.39%	2.52%	9.20%	7.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$15,353	$15,436	$15,936	$5,781	$1,020
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.97%	0.92%	0.93%	0.92%	0.92%
Expenses excluding waivers/reimbursements and expense reductions	0.97%	0.92%	0.93%	0.92%	0.92%
Net investment income (loss)	6.66%	6.33%	6.48%	6.98%	7.22%
Portfolio turnover rate	28%	36%	71%	65%	37%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

April 30, 2007

	Principal
	Amount	Value

CORPORATE BONDS 97.6%
CONSUMER DISCRETIONARY 18.0%
Auto Components 0.7%
American Axle & Manufacturing Holdings, Inc., 5.25%, 02/11/2014	$ 1,095,000	$ 986,869
ArvinMeritor, Inc., 6.80%, 02/15/2009	50,000	49,875
Goodyear Tire & Rubber Co., 11.25%, 03/01/2011	305,000	334,737

		1,371,481

Automobiles 0.4%
Ford Motor Co., 7.875%, 06/15/2010	700,000	704,375

Diversified Consumer Services 0.1%
Service Corporation International, 6.75%, 04/01/2015 144A	220,000	223,300

Hotels, Restaurants & Leisure 4.0%
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	2,585,000	2,559,150
MGM MIRAGE, 5.875%, 02/27/2014	2,325,000	2,194,219
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	390,000	438,750
Seneca Gaming Corp., 7.25%, 05/01/2012	2,215,000	2,264,837

		7,456,956

Household Durables 0.7%
Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	1,450,000	1,341,250

Media 4.8%
CSC Holdings, Inc., 7.625%, 04/01/2011	875,000	906,719
Lamar Media Corp., 6.625%, 08/15/2015	2,425,000	2,418,937
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A (p)	500,000	522,500
Mediacom Communications Corp., 9.50%, 01/15/2013 (p)	2,425,000	2,509,875
R.H. Donnelley Corp., 10.875%, 12/15/2012 (p)	1,400,000	1,522,500
Shaw Communications, Inc., Class B, 7.20%, 12/15/2011	1,000,000	1,058,750

		8,939,281

Multi-line Retail 1.0%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	1,575,000	1,744,313

Specialty Retail 3.2%
Central Garden & Pet Co., 9.125%, 02/01/2013	2,500,000	2,618,750
Payless ShoeSource, Inc., 8.25%, 08/01/2013 ##	3,105,000	3,283,538

		5,902,288

Textiles, Apparel & Luxury Goods 3.1%
Levi Strauss & Co., 9.75%, 01/15/2015	1,950,000	2,149,875
Oxford Industries, Inc., 8.875%, 06/01/2011	1,750,000	1,824,375
Warnaco Group, Inc., 8.875%, 06/15/2013	1,695,000	1,811,531

		5,785,781

CONSUMER STAPLES 4.7%
Food & Staples Retailing 3.6%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	950,000	985,625
Ingles Markets, Inc., 8.875%, 12/01/2011	1,410,000	1,476,975

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

April 30, 2007

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food & Staples Retailing continued
Rite Aid Corp., 8.125%, 05/01/2010	$ 1,780,000	$ 1,846,750
SUPERVALU, Inc., 7.50%, 11/15/2014	2,300,000	2,415,000

		6,724,350

Food Products 0.6%
Del Monte Foods Co., 8.625%, 12/15/2012	1,098,000	1,158,390

Household Products 0.5%
Church & Dwight Co., Inc., 6.00%, 12/15/2012	875,000	866,250

ENERGY 16.4%
Energy Equipment & Services 3.8%
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	2,000,000	1,935,000
Offshore Logistics, Inc., 6.125%, 06/15/2013	2,075,000	2,012,750
Parker Drilling Co., 9.625%, 10/01/2013	1,909,000	2,080,810
PHI, Inc., 7.125%, 04/15/2013	1,000,000	982,500

		7,011,060

Oil, Gas & Consumable Fuels 12.6%
Chesapeake Energy Corp., 6.875%, 01/15/2016	1,805,000	1,845,612
Cimarex Energy Co., 7.125%, 05/01/2017 #	170,000	172,550
El Paso Corp., 7.75%, 06/01/2013	1,190,000	1,258,802
Exco Resources, Inc., 7.25%, 01/15/2011	2,020,000	2,035,150
Ferrellgas Partners, LP, 6.75%, 05/01/2014 (p)	2,985,000	2,977,537
Forest Oil Corp., 7.75%, 05/01/2014	2,325,000	2,394,750
Frontier Oil Corp., 6.625%, 10/01/2011 (p)	1,300,000	1,309,750
Mariner Energy, Inc., 8.00%, 05/15/2017	170,000	171,913
Peabody Energy Corp., 6.875%, 03/15/2013	1,395,000	1,419,413
Sabine Pass LNG, LP, 7.25%, 11/30/2013 144A	2,000,000	2,050,000
Targa Resources, Inc., 8.50%, 11/01/2013 144A	2,375,000	2,458,125
Tesoro Corp., Ser. B, 6.625%, 11/01/2015	1,025,000	1,050,625
Williams Companies, Inc., 7.125%, 09/01/2011	1,400,000	1,477,000
Williams Partners, LP, 7.25%, 02/01/2017 144A	2,750,000	2,921,875

		23,543,102

FINANCIALS 11.9%
Consumer Finance 5.6%
Ashtead Capital, Inc., 9.00%, 08/15/2016 144A (p)	1,150,000	1,242,000
Ford Motor Credit Co.:
5.70%, 01/15/2010	1,095,000	1,055,889
7.375%, 10/28/2009	970,000	971,294
General Motors Acceptance Corp., LLC:
5.625%, 05/15/2009	1,075,000	1,060,394
6.875%, 09/15/2011	1,220,000	1,225,240
NXP Funding, LLC, 7.875%, 10/15/2014 144A	2,000,000	2,090,000
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	2,825,000	2,712,000

		10,356,817

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

April 30, 2007

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services 1.0%
Arch Western Finance, LLC, 6.75%, 07/01/2013 (p)	$ 1,925,000	$ 1,920,187

Insurance 2.0%
Crum & Forster Holdings Corp.:
7.75%, 05/01/2017 144A #	825,000	833,250
10.375%, 06/15/2013	2,600,000	2,865,148

		3,698,398

Real Estate Investment Trusts 3.3%
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	2,130,000	2,169,937
7.00%, 01/15/2016	1,150,000	1,168,688
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	1,825,000	1,825,000
Ventas, Inc., 7.125%, 06/01/2015	925,000	966,625

		6,130,250

HEALTH CARE 3.4%
Health Care Providers & Services 3.4%
Community Health Systems, Inc., 6.50%, 12/15/2012	280,000	290,850
HCA, Inc., 9.25%, 11/15/2016 144A	1,675,000	1,829,938
Omnicare, Inc., 6.125%, 06/01/2013	2,275,000	2,201,062
Triad Hospitals, Inc., 7.00%, 11/15/2013	1,845,000	1,937,250

		6,259,100

INDUSTRIALS 8.7%
Aerospace & Defense 1.7%
Hawker Beechcraft Acquisition Corp., 8.50%, 04/01/2015 144A	180,000	190,350
L-3 Communications Corp.:
5.875%, 01/15/2015	1,280,000	1,252,800
6.375%, 10/15/2015	1,625,000	1,625,000

		3,068,150

Commercial Services & Supplies 4.3%
Allied Waste Industries, Inc., 9.25%, 05/01/2021	330,000	364,238
Allied Waste North America, Inc., 6.375%, 04/15/2011	1,495,000	1,506,212
Corrections Corporation of America, 6.25%, 03/15/2013	1,800,000	1,809,000
Geo Group, Inc., 8.25%, 07/15/2013	1,620,000	1,703,025
Mobile Mini, Inc.:
6.875%, 05/01/2015 144A #	275,000	276,375
9.50%, 07/01/2013	2,194,000	2,401,706

		8,060,556

Machinery 0.8%
Manitowoc Co., 7.125%, 11/01/2013	890,000	916,700
Terex Corp., 7.375%, 01/15/2014	590,000	619,500

		1,536,200

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2007

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Road & Rail 1.7%
Avis Budget Car Rental, LLC, 7.625%, 05/15/2014 144A (p)	$ 2,975,000	$ 3,049,375

Trading Companies & Distributors 0.2%
United Rentals, Inc., 6.50%, 02/15/2012 (p)	425,000	431,375

INFORMATION TECHNOLOGY 4.2%
IT Services 3.4%
Iron Mountain, Inc., 8.625%, 04/01/2013	1,700,000	1,759,500
SunGard Data Systems, Inc., 4.875%, 01/15/2014 (p)	1,925,000	1,775,813
Unisys Corp., 8.00%, 10/15/2012	2,750,000	2,798,125

		6,333,438

Semiconductors & Semiconductor Equipment 0.8%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014 144A	1,500,000	1,509,375

MATERIALS 15.0%
Chemicals 5.7%
Equistar Chemicals, LP, 10.625%, 05/01/2011	2,100,000	2,226,000
Lyondell Chemical Co., 10.50%, 06/01/2013	2,325,000	2,560,406
Millenium America, Inc., 7.625%, 11/15/2026	305,000	302,713
Momentive Performance, Inc., 9.75%, 12/01/2014 144A (p)	650,000	690,625
Mosaic Co., 7.625%, 12/01/2016 144A	235,000	252,038
Omnova Solutions, Inc., 11.25%, 06/01/2010	1,270,000	1,350,962
Tronox Worldwide, LLC, 9.50%, 12/01/2012	2,000,000	2,150,000
Westlake Chemical Corp., 6.625%, 01/15/2016	1,025,000	1,001,938

		10,534,682

Construction Materials 0.5%
CPG International, Inc., 10.50%, 07/01/2013	835,000	880,925

Containers & Packaging 2.9%
Berry Plastics Holding Corp., 8.875%, 09/15/2014	365,000	377,775
Crown Americas, Inc., 7.75%, 11/15/2015	2,325,000	2,470,312
Exopack Holding Corp., 11.25%, 02/01/2014	555,000	603,563
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 (p)	1,905,000	1,926,431

		5,378,081

Metals & Mining 1.4%
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 02/01/2014	2,625,000	2,720,156

Paper & Forest Products 4.5%
Boise Cascade, LLC, 7.125%, 10/15/2014	2,825,000	2,825,000
Bowater, Inc., 6.50%, 06/15/2013	600,000	546,750
Buckeye Technologies, Inc., 8.50%, 10/01/2013	2,325,000	2,467,406
P.H. Glatfelter, 7.125%, 05/01/2016	820,000	829,225
Verso Paper Holdings, LLC, 9.125%, 08/01/2014 144A	1,550,000	1,639,125

		8,307,506

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2007

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 4.3%
Diversified Telecommunication Services 2.9%
Citizens Communications Co., 7.875%, 01/15/2027 144A	$ 2,500,000	$ 2,612,500
Embarq Corp., 7.08%, 06/01/2016	1,735,000	1,795,489
Qwest Communications International, Inc., 7.875%, 09/01/2011	930,000	995,100

		5,403,089

Wireless Telecommunication Services 1.4%
Rural Cellular Corp., 8.25%, 03/15/2012	2,455,000	2,602,300

UTILITIES 11.0%
Electric Utilities 6.6%
Allegheny Energy Supply Co., LLC, 8.25%, 04/15/2012 144A	945,000	1,030,050
Aquila, Inc., 14.875%, 07/01/2012 (p)	2,300,000	3,007,250
CMS Energy Corp., 8.50%, 04/15/2011	85,000	93,181
Mirant North America, LLC, 7.375%, 12/31/2013 (p)	1,425,000	1,514,063
Mission Energy Holding Co., 13.50%, 07/15/2008	115,000	126,213
NRG Energy, Inc., 7.25%, 02/01/2014	2,425,000	2,515,937
Orion Power Holdings, Inc., 12.00%, 05/01/2010	585,000	678,600
Reliant Energy, Inc.:
6.75%, 12/15/2014	1,500,000	1,578,750
9.25%, 07/15/2010	1,590,000	1,675,462

		12,219,506

Gas Utilities 1.2%
SEMCO Energy, Inc., 7.75%, 05/15/2013	2,125,000	2,210,780

Independent Power Producers & Energy Traders 3.2%
AES Corp., 7.75%, 03/01/2014	1,150,000	1,221,875
Dynegy, Inc., 8.375%, 05/01/2016	1,325,000	1,402,844
Tenaska, Inc., 7.00%, 06/30/2021 144A	3,379,416	3,435,443

		6,060,162

Total Corporate Bonds ($177,629,313)		181,442,585

YANKEE OBLIGATIONS - CORPORATE 4.2%
FINANCIALS 0.9%
Consumer Finance 0.6%
Virgin Media Finance plc, 9.125%, 08/15/2016	965,000	1,034,962

Diversified Financial Services 0.3%
Petroplus Financial, Ltd.:
6.75%, 05/01/2014 144A #	330,000	333,300
7.00%, 05/01/2017 144A #	220,000	223,025

		556,325

INFORMATION TECHNOLOGY 0.1%
Semiconductors & Semiconductor Equipment 0.1%
Avago Technologies, Ltd., 10.125%, 12/01/2013	215,000	235,963

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2007

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
MATERIALS 2.6%
Chemicals 1.3%
NOVA Chemicals Corp., 6.50%, 01/15/2012 (p)	$ 2,625,000	$ 2,533,125

Metals & Mining 1.0%
Novelis, Inc., 7.25%, 02/15/2015	1,715,000	1,815,756

Paper & Forest Products 0.3%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015 (p)	520,000	488,800

TELECOMMUNICATION SERVICES 0.6%
Wireless Telecommunication Services 0.6%
Intelsat, Ltd., 9.25%, 06/15/2016	1,025,000	1,132,625

Total Yankee Obligations - Corporate ($7,635,344)		7,797,556

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 10.9%
CORPORATE BONDS 0.8%
Commercial Banks 0.8%
Canadian Imperial Bank of Commerce, FRN, 5.33%, 08/15/2007	1,500,000	1,500,000

REPURCHASE AGREEMENTS ^ 10.1%
Bank of America Corp., 5.33%, dated 4/30/2007, maturing 5/1/2007, maturity
value $18,773,584	18,770,805	18,770,805

Total Investments of Cash Collateral from Securities Loaned ($20,270,805)		20,270,805

Total Investments (cost $205,535,462) 112.7%		209,510,946
Other Assets and Liabilities (12.7%)		(23,628,889)

Net Assets 100.0%		$ 185,882,057

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(p)	All or a portion of this security is on loan.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 35 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

Summary of Abbreviations
FRN	Floating Rate Note

The following table shows the percent of total investments (excluding collateral from securities on loan) by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2007 (unaudited):

BBB	2.4%
BB	39.8%
B	57.8%

100.0%

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2007

The following table shows the percent of total investments (excluding collateral from securities on loan) based on effective maturity as of April 30, 2007 (unaudited):

1 to 3 year(s)	1.7%
3 to 5 years	15.5%
5 to 10 years	77.1%
10 to 20 years	5.7%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007

Assets
Investments in securities, at value (cost $205,535,462) including $19,962,165 of
securities loaned	$ 209,510,946
Receivable for securities sold	2,712,506
Receivable for Fund shares sold	19,583
Interest receivable	4,368,702
Receivable for securities lending income	1,480
Prepaid expenses and other assets	39,963

Total assets	216,653,180

Liabilities
Dividends payable	581,417
Payable for securities purchased	5,681,936
Payable for Fund shares redeemed	365,616
Payable for securities on loan	20,270,805
Demand note payable	2,921,166
Due to custodian bank	903,800
Advisory fee payable	2,550
Distribution Plan expenses payable	105
Due to other related parties	5,276
Accrued expenses and other liabilities	38,452

Total liabilities	30,771,123

Net assets	$ 185,882,057

Net assets represented by
Paid-in capital	$ 254,615,449
Overdistributed net investment income	(595,488)
Accumulated net realized losses on investments	(72,113,388)
Net unrealized gains on investments	3,975,484

Total net assets	$ 185,882,057

Net assets consists of
Class I	$ 170,528,796
Class IS	15,353,261

Total net assets	$ 185,882,057

Shares outstanding (unlimited number of shares authorized)
Class I	18,232,788
Class IS	1,641,549

Net asset value per share
Class I	$ 9.35
Class IS	$ 9.35

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended April 30, 2007

Investment income
Interest (net of foreign withholding taxes of $475)	$ 23,144,114
Income from affiliate	222,520
Securities lending	61,945

Total investment income	23,428,579

Expenses
Advisory fee	1,550,823
Distribution Plan expenses	38,270
Administrative services fee	308,884
Transfer agent fees	48,499
Trustees’ fees and expenses	41,221
Printing and postage expenses	27,197
Custodian and accounting fees	92,275
Registration and filing fees	48,947
Professional fees	28,901
Interest expense	28,524
Other	7,926

Total expenses	2,221,467
Less: Expense reductions	(8,643)

Net expenses	2,212,824

Net investment income	21,215,755

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(5,713,800)
Net change in unrealized gains or losses on investments	8,191,937

Net realized and unrealized gains or losses on investments	2,478,137

Net increase in net assets resulting from operations	$ 23,693,892

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2007		2006

Operations
Net investment income	$ 21,215,755		$ 31,791,625
Net realized losses on investments		(5,713,800)		(1,887,979)
Net change in unrealized gains or losses
on investments		8,191,937		2,644,820

Net increase in net assets resulting from
operations		23,693,892		32,548,466

Distributions to shareholders from
Net investment income
Class I		(19,074,209)		(29,712,775)
Class IS		(941,017)		(962,140)
Tax basis return of capital
Class I		(366,471)		(1,050,323)
Class IS		(18,991)		(34,011)

Total distributions to shareholders		(20,400,688)		(31,759,249)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	4,247,860	38,269,750	12,485,934	115,045,186
Class IS	79,422	725,654	151,698	1,401,091

		38,995,404		116,446,277

Net asset value of shares issued in
reinvestment of distributions
Class I	1,025,688	9,279,762	1,762,874	16,292,756
Class IS	6,617	60,314	7,523	69,557

		9,340,076		16,362,313

Payment for shares redeemed
Class I	(34,441,793)	(312,988,771)	(20,457,280)	(189,463,112)
Class IS	(134,178)	(1,232,540)	(211,795)	(1,959,612)

		(314,221,311)		(191,422,724)

Net decrease in net assets resulting from
capital share transactions		(265,885,831)		(58,614,134)

Total decrease in net assets		(262,592,627)		(57,824,917)
Net assets
Beginning of period		448,474,684		506,299,601

End of period	$ 185,882,057		$ 448,474,684

Overdistributed net investment income	$ (595,488)		$ (1,148,347)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Select High Yield Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class I and Class IS shares. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and

19

NOTES TO FINANCIAL STATEMENTS continued

other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income

20

NOTES TO FINANCIAL STATEMENTS continued

tax regulations. The primary permanent differences causing such reclassifications are due to consent fees on tendered bonds. During the year ended April 30, 2007, the following amounts were reclassified:

Overdistributed net investment income	$ (647,670)
Accumulated net realized losses on investments	647,670

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.50% and declining to 0.45% as average daily net assets increase.

Effective October 1, 2006, Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, became the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares.

21

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $84,333,979 and $306,732,687, respectively, for the year ended April 30, 2007.

During the year ended April 30, 2007, the Fund loaned securities to certain brokers. At April 30, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $19,962,165 and $20,270,805, respectively.

On April 30, 2007, the aggregate cost of securities for federal income tax purposes was $205,536,375. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,124,112 and $1,149,541, respectively, with a net unrealized appreciation of $3,974,571.

As of April 30, 2007, the Fund had $71,966,781 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2010	2011	2014	2015

$1,682,951	$5,561,023	$58,863,257	$904,357	$4,955,193

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2007, the Fund incurred and will elect to defer post-October losses of $145,694.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2007, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Overdistributed	Unrealized	Carryovers and
Ordinary Income	Appreciation	Post-October Losses

$595,488	$ 3,974,571	$ 72,112,475

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to deferred compensation.

22

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended April 30,

	2007	2006

Ordinary Income	$ 20,015,226	$ 30,674,915
Return of Capital	385,462	1,084,334

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% .

During the year ended April 30, 2007, the Fund had average borrowings outstanding of $488,425 at an average rate of 5.84% and paid interest of $28,524.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

23

NOTES TO FINANCIAL STATEMENTS continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

24

NOTES TO FINANCIAL STATEMENTS continued

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Select High Yield Bond Fund, a series of Evergreen Select Fixed Income Trust, as of April 30, 2007, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These finan-cial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Select High Yield Bond Fund, as of April 30, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 28, 2007

26

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

The Fund paid distributions of $20,400,688 during the year ended April 30, 2007 of which 98.1% was from net investment income and 1.9% was from paid-in capital. Shareholders of the Fund will receive in early 2008 a Form 1099-DIV that will inform them of the tax character of these distributions as well as all other distributions made by the Fund in calendar year 2007.

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $312 billion in assets as of March 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

566666 rv3 06/2007

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566666 rv3 06/2007

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the two series of the Registrant’s annual financial statements for the fiscal years ended April 30, 2007 and April 30, 2006, and fees billed for other services rendered by KPMG LLP.

	2007	2006
Audit fees	$60,000	$50,698
Audit -related fees	0	0

Audit and audit-related fees	60,000	50,698
Tax fees (1)	2,794	7,000
Non-audit fees (2)	808,367	950,575

Total fees	$871,161	$1,008,273

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review. (2) Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds

Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund
Evergreen Global Dividend Opportunity Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: June 29, 2007

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: June 29, 2007